Inventories	12 Months Ended
Dec. 31, 2018
Disclosure Of Inventories [Abstract]
Inventories	Inventories

	2018	2017
Raw materials	48,140	46,836
Finished goods (Note 5) (1)	79,758	61,888
Others	204	195
	128,102	108,919
(1) Finished goods of Crops reportable segment are valued at fair value.